Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for under operating leases	The following is a schedule of future minimum lease payments under the operating leases (in thousands):

Year ending December 31:
2022	$4,417
2023	1,785
2024	418
2025	—
2026	—
Thereafter	—

$6,620

Schedule of future non-cancellable purchase obligations
The following is a schedule of future
non-cancellable
purchase obligations with certain service providers as follows (in thousands):

Year ending December 31:
2022	$9,725
2023	8,280
2024	2,558
2025	1,500
2026	1,500
Thereafter	6,500

$30,063